Cover	Mar. 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 09, 2023
Entity Registrant Name	Babylon Holdings Limited
Entity Incorporation, State or Country Code	Y9
Entity File Number	001-40952
Entity Address, Address Line One	2500 Bee Cave Road
Entity Address, Address Line Two	Building 1 - Suite 400
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	967-3787
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.001056433113 per share
Trading Symbol	BBLN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001866390
Entity Tax Identification Number	98-1638964